Segment Reporting - Condensed Balance Sheets - By Segment (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Assets	$ 14,812	$ 14,894	$ 12,206
Liabilities	16,738	16,312	9,973
Operating Segments | CERP
Segment Reporting Information [Line Items]
Assets	6,959	6,941	7,028
Liabilities	5,876	5,903	6,073
Operating Segments | CGP
Segment Reporting Information [Line Items]
Assets	7,290	7,353	4,518
Liabilities	2,664	2,709	2,798
Other
Segment Reporting Information [Line Items]
Assets	1,217	1,246	1,409
Liabilities	8,263	7,758	1,157
Eliminations
Segment Reporting Information [Line Items]
Assets	(654)	(646)	(749)
Liabilities	$ (65)	$ (58)	$ (55)